Document and Entity Information Document	Apr. 23, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Apr. 23, 2025
Document Period End Date	Apr. 23, 2025
Amendment Flag	false
Entity Registrant Name	Rise Gold Corp.
Entity Address, Address Line One	1250 – 625 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2T6
Entity Incorporation, State Country Name	NV
City Area Code	604
Local Phone Number	999-4136
Entity File Number	000-53848
Entity Central Index Key	0001424864
Entity Emerging Growth Company	false
Entity Tax Identification Number	30-0692325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false